UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22943

Oppenheimer Emerging Markets Innovators Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices)  (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: August 31

Date of reporting period: 11/30/2017

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS November 30, 2017 Unaudited

	Shares	Value
Common Stocks—92.9%
Consumer Discretionary—27.4%
Auto Components—3.1%
Cub Elecparts, Inc.	351,671	$3,674,831
Hota Industrial Manufacturing Co. Ltd.	1,180,449	5,245,047
Minth Group Ltd.	554,000	3,107,180
		12,027,058
Automobiles—1.3%
Brilliance China Automotive Holdings Ltd.	1,934,000	5,116,578
Diversified Consumer Services—7.4%
Bright Scholar Education Holdings Ltd., ADR[1]	108,160	1,970,675
China Maple Leaf Educational Systems Ltd.	2,768,000	2,952,342
Curro Holdings Ltd.[1]	460,092	1,381,728
Four Seasons Education Cayman, Inc., ADR[1]	103,760	1,011,660
Fu Shou Yuan International Group Ltd.[2]	4,823,000	3,816,156
New Oriental Education & Technology Group, Inc., Sponsored ADR	78,200	6,636,052
Stadio Holdings Ltd.[1]	1,423,372	882,148
TAL Education Group, ADR	340,930	9,505,129
		28,155,890
Hotels, Restaurants & Leisure—5.9%
Alsea SAB de CV	1,228,938	4,061,695
China Lodging Group Ltd., Sponsored ADR[1]	61,581	6,571,308
DP Eurasia NV1,3	885,460	2,319,939
Jollibee Foods Corp.	373,773	1,811,700
Mandarin Oriental International Ltd.	971,800	2,125,932
Minor International PCL	476,800	635,152

	Shares	Value
Hotels, Restaurants & Leisure (Continued)
Syngene International Ltd.[3]	576,511	$4,971,442
		22,497,168
Household Durables—0.7%
Nien Made Enterprise Co. Ltd.	89,000	820,423
Symphony Ltd.	67,138	1,698,566
		2,518,989
Internet & Catalog Retail—0.6%
Vipshop Holdings Ltd., ADR[1]	287,180	2,363,491
Media—1.3%
Smiles Fidelidade SA	211,700	4,850,387
Specialty Retail—4.7%
Ace Hardware Indonesia Tbk PT	50,256,200	4,421,591
Beauty Community PCL	6,463,800	4,197,384
Clicks Group Ltd.	280,666	3,546,869
JUMBO SA	180,201	2,697,424
Man Wah Holdings Ltd.	3,164,400	2,762,600
Shanghai La Chapelle Fashion Co. Ltd., Cl. H3	456,000	561,981
		18,187,849
Textiles, Apparel & Luxury Goods—2.4%
Arvind Ltd.	818,006	5,565,984
Eclat Textile Co. Ltd.	187,427	1,697,075
HOSA International Ltd.	6,382,000	1,895,066
		9,158,125
Consumer Staples—7.5%
Food & Staples Retailing—4.3%
Jeronimo Martins SGPS SA	231,552	4,545,341
Philippine Seven Corp.	335,692	992,263
President Chain Store Corp.	217,000	2,062,855
Raia Drogasil SA	204,900	5,508,317
SPAR Group Ltd. (The)	239,856	3,325,744
		16,434,520
Food Products—1.1%
Kaveri Seed Co. Ltd.	356,225	3,023,198

1       OPPENHEIMER EMERGING MARKETS INNOVATORS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Food Products (Continued)
Vietnam Dairy Products JSC	122,910	$1,010,175
		4,033,373
Personal Products—2.1%
Amorepacific Corp.	9,586	2,725,266
Cosmax, Inc.	34,357	3,957,022
Karex Bhd	4,127,750	1,453,441
		8,135,729
Financials—15.1%
Commercial Banks—6.7%
Banco Macro SA, ADR	33,880	3,440,175
BGEO Group plc	122,184	5,392,877
Capitec Bank Holdings Ltd.	71,671	5,152,096
Commercial Bank of Ceylon plc	1,592,860	1,399,665
Commercial International Bank Egypt SAE	771,902	3,288,850
Credicorp Ltd.	6,850	1,445,555
Equity Group Holdings Ltd.	4,608,741	1,909,169
OTP Bank plc	97,834	3,740,633
		25,769,020
Consumer Finance—3.1%
Gentera SAB de CV	1,721,012	1,579,236
KRUK SA	65,883	5,270,315
Shriram Transport Finance Co. Ltd.	247,631	5,124,387
		11,973,938
Diversified Financial Services—1.7%
B3 SA-Brasil Bolsa Balcao	424,200	3,011,626
Moscow Exchange (The)	1,643,089	3,496,926
		6,508,552
Insurance—1.5%
Discovery Ltd.	470,594	5,655,273
Real Estate Management & Development—2.1%
Emaar Malls PJSC	2,791,936	1,633,957
Iguatemi Empresa de Shopping Centers SA	292,200	3,425,045
Oberoi Realty Ltd.	374,818	2,853,067
		7,912,069

	Shares	Value
Health Care—14.3%
Biotechnology—9.1%
3SBio, Inc.[1,3]	2,593,500	$5,065,885
Biocon Ltd.	1,408,705	9,441,374
Celltrion Healthcare Co. Ltd.[1]	43,897	3,556,278
Medy-Tox, Inc.	18,562	7,946,709
Seegene, Inc.[1]	145,983	4,374,244
Taiwan Liposome Co. Ltd.[1]	210,000	508,949
Wuxi Biologics Cayman, Inc.[1,3]	641,500	3,828,771
		34,722,210
Health Care Providers & Services—2.4%
Bumrungrad Hospital PCL	217,100	1,326,432
Fleury SA	141,600	1,134,634
NMC Health plc	51,970	2,005,043
Odontoprev SA	784,700	3,655,677
Sinopharm Group Co. Ltd., Cl. H	320,800	1,268,225
		9,390,011
Life Sciences Tools & Services—0.3%
Samsung Biologics Co. Ltd.[1,3]	3,276	1,036,995
Pharmaceuticals—2.5%
Caregen Co. Ltd.	25,584	1,895,537
Celltrion, Inc.[1]	40,856	7,550,809
		9,446,346
Industrials—6.4%
Air Freight & Couriers—0.7%
Kerry Logistics Network Ltd.	2,006,000	2,683,237
Electrical Equipment—0.7%
Voltronic Power Technology Corp.	148,700	2,709,278
Industrial Conglomerates—0.6%
John Keells Holdings plc	2,306,889	2,330,429
Machinery—2.1%
Airtac International Group	345,093	5,901,548
Grupo Rotoplas SAB de CV1	1,304,406	2,022,916
		7,924,464

2       OPPENHEIMER EMERGING MARKETS INNOVATORS FUND

	Shares	Value
Professional Services—0.7%
Sporton International, Inc.	526,876	$2,714,106
Road & Rail—1.0%
Localiza Rent a Car SA	624,075	3,818,669
Transportation Infrastructure—0.6%
International Container Terminal Services, Inc.	1,182,340	2,499,752
Information Technology—18.9%
Electronic Equipment, Instruments, & Components—6.8%
AAC Technologies Holdings, Inc.	481,500	9,713,723
KCE Electronics PCL	520,400	1,314,745
Largan Precision Co. Ltd.	35,120	6,080,571
Sunny Optical Technology Group Co. Ltd.	527,000	8,945,006
		26,054,045
Internet Software & Services—0.8%
Baozun, Inc., Sponsored ADR[1]	101,180	2,868,453
IT Services—4.2%
Mindtree Ltd.	195,990	1,639,199
My EG Services Bhd	19,104,050	9,903,368
Voltas Ltd.	478,461	4,724,817
		16,267,384
Semiconductors & Semiconductor Equipment—2.6%
eMemory Technology, Inc.	414,000	5,471,397
Himax Technologies, Inc., ADR	337,650	4,635,935
		10,107,332
Software—3.4%
Globant SA1	84,090	3,363,600
Linx SA	426,500	2,710,046
Logo Yazilim Sanayi Ve Ticaret AS1	142,210	2,037,798
NCSoft Corp.	12,539	5,027,772
		13,139,216

	Shares	Value
Technology Hardware, Storage & Peripherals—1.1%
Catcher Technology Co. Ltd.	379,000	$4,121,597
Materials—3.3%
Chemicals—1.0%
Coromandel International Ltd.	485,664	3,908,445
Construction Materials—2.3%
Dalmia Bharat Ltd.	28,502	1,401,866
Indocement Tunggal Prakarsa Tbk PT	1,514,000	2,063,436
Loma Negra Compania Industrial Argentina SA, Sponsored ADR[1]	72,330	1,597,047
Lucky Cement Ltd.	389,694	1,829,937
Shree Cement Ltd.	6,768	1,805,130
		8,697,416
Total Common Stocks (Cost $260,714,159)		355,737,394
Preferred Stock—0.6%
Banco Davivienda SA, Preference (Cost $2,643,297)	222,800	2,141,952
Investment Company—6.8%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 1.03%[4,5] (Cost $26,044,215)	26,044,215	26,044,215
Total Investments, at Value (Cost $289,401,671)	100.3%	383,923,561
Net Other Assets (Liabilities)	(0.3)	(990,462)

Net Assets	100.0%	$382,933,099

3       OPPENHEIMER EMERGING MARKETS INNOVATORS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments

1. Non-income producing security.

2. Restricted security. The aggregate value of restricted securities at period end was $3,816,156, which represents 1.00% of the Fund’s net assets. See Note 4 of the accompanying Notes. Information concerning restricted securities is as follows:

Security	Acquisition Dates	Cost	Value	Unrealized Appreciation
Fu Shou Yuan International Group Ltd.	9/25/15-11/6/17	$3,370,972	$3,816,156	$445,184

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $17,785,013 or 4.64% of the Fund’s net assets at period end.

4. Rate shown is the 7-day yield at period end.

5. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares August 31, 2017	Gross Additions	Gross Reductions	Shares November 30, 2017
Oppenheimer Institutional
Government Money Market Fund, Cl. E	22,905,184	25,784,202	22,645,171	26,044,215

	Value	Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Oppenheimer Institutional
Government Money Market Fund, Cl. E	$26,044,215	$59,101	$—	$—

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent
China	$79,960,283	20.8%
India	46,157,475	12.0
Taiwan	45,643,613	11.9
South Korea	38,070,631	9.9
United States	29,407,814	7.7
Brazil	28,114,401	7.3
South Africa	19,943,858	5.2
Malaysia	11,356,809	3.0
Mexico	7,663,847	2.0
Thailand	7,473,713	1.9
Indonesia	6,485,027	1.7
Georgia	5,392,877	1.4
Philippines	5,303,714	1.4
Poland	5,270,315	1.4
Argentina	5,037,222	1.3
Hong Kong	4,809,169	1.2
Portugal	4,545,341	1.2
Hungary	3,740,633	1.0

4       OPPENHEIMER EMERGING MARKETS INNOVATORS FUND

Geographic Holdings (Continued)	Value	Percent
Sri Lanka	$3,730,093	1.0%
United Arab Emirates	3,639,000	0.9
Russia	3,496,925	0.9
Egypt	3,288,850	0.8
Greece	2,697,424	0.7
Netherlands	2,319,939	0.6
Colombia	2,141,953	0.6
Turkey	2,037,799	0.5
Kenya	1,909,169	0.5
Pakistan	1,829,937	0.5
Peru	1,445,555	0.4
Vietnam	1,010,175	0.3

Total	$383,923,561	100.0%

5       OPPENHEIMER EMERGING MARKETS INNOVATORS FUND

NOTES TO STATEMENT OF INVESTMENTS November 30, 2017 Unaudited

1. Organization

Oppenheimer Emerging Markets Innovators Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis: (1) Value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close as described in Note 3.

(2) Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales

6       OPPENHEIMER EMERGING MARKETS INNOVATORS FUND

3. Securities Valuation (Continued)

occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Securities for which market quotations are not readily available or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly

7       OPPENHEIMER EMERGING MARKETS INNOVATORS FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$32,120,010	$72,755,525	$—	$104,875,535
Consumer Staples	5,508,317	23,095,305	—	28,603,622
Financials	12,901,637	44,917,215	—	57,818,852
Health Care	4,790,311	49,805,251	—	54,595,562
Industrials	8,341,337	16,338,598	—	24,679,935
Information Technology	13,578,034	58,979,993	—	72,558,027
Materials	1,597,047	11,008,814	—	12,605,861
Preferred Stock	2,141,952	—	—	2,141,952
Investment Company	26,044,215	—	—	26,044,215

Total Assets	$107,022,860	$276,900,701	$—	$383,923,561

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table

4. Investments and Risks

Risks of Foreign Investing. The Fund may invest in foreign securities which are subject to special risks. Securities traded in foreign markets may be less liquid and more volatile than those traded in U.S. markets. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company’s operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of investments denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those investments. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company’s assets, or other political and economic factors. In addition, due to the inter-relationship of global economies and financial markets, changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. Foreign securities may trade on weekends or other days when the Fund does not price its shares. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse

8       OPPENHEIMER EMERGING MARKETS INNOVATORS FUND

4. Investments and Risks (Continued)

events that occur in that country or region. Foreign securities and foreign currencies held in foreign banks and securities depositories may be subject to limited or no regulatory oversight.

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/ or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Restricted Securities. At period end, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the

Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or

9       OPPENHEIMER EMERGING MARKETS INNOVATORS FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

industry, or changes in government regulations affecting the company or its industry.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

10       OPPENHEIMER EMERGING MARKETS INNOVATORS FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 11/30/2017, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Emerging Markets Innovators Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	1/10/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz

Arthur P. Steinmetz
Principal Executive Officer
Date:	1/10/2018

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	1/10/2018